SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

Management has evaluated subsequent events and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the period ending September 30, 2025, except as follows.

Notice of Minimum Market Value Deficiency and Subsequent Resolution

On October 1, 2025, the Company received a written notice (the “Notice”) from the Listing Qualifications Department (the “Staff”) of Nasdaq indicating that the Company was not in compliance with the continued listing requirement set forth in Nasdaq Listing Rule 5450(b)(2)(C), which requires listed companies to maintain a minimum market value of publicly held shares (“MVPHS”) of at least $15,000,000. Based on the Staff’s review of the Company’s MVPHS, the Company’s MVPHS was below $15 million for the previous 30 consecutive business days.

On October 9, 2025, the Company submitted an application to transfer its listing from the Nasdaq Global Market to the Nasdaq Capital Market. The continued listing requirement for MVPHS on the Nasdaq Capital Market is $1,000,000.

Effective at the beginning of trading on October 16, 2025, the listing of the Company’s Common Stock was transferred to the Nasdaq Capital Market. On October 15, 2025, the Company received confirmation from the Staff that the Nasdaq Non-Compliance Matter was closed because of the transfer of the listing of the Company’s Common Stock from the Nasdaq Global Market to the Nasdaq Capital Market, and that any future non-compliance will be measured from the date of such transfer.

Amendment of Senior Secured Convertible Note

On October 15, 2025, the Company entered into an Amendment to Senior Secured Convertible Note (the “Note Amendment”) with the Note Investor, which amended the terms of the Senior Secured Convertible Note.

The Note Amendment revised the definition of “Floor Price” as set forth in the Senior Secured Convertible Note from $1.98 per share of the Company’s common stock, par value $0.00001 per share (“Common Stock”) to $0.60 per share, subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions.

In addition, the Note Amendment revises the definition of “Equity Conditions,” the satisfaction of which is generally a prerequisite to the Company’s ability to make installments payments in shares of Common Stock. The Note Amendment modified the definition of “Equity Conditions” to reduce the required minimum VWAP of the Common Stock over the 20 trading days prior to the applicable date from $1.98 to $0.75 and to reduce the required minimum average daily trading volume of the Common Stock during the 20 trading days prior to the applicable date from $300,000 to $200,000.

Except as specifically set forth in the Note Amendment, all other terms, covenants, and conditions of the Senior Secured Convertible Note remain in full force and effect.

15.	SUBSEQUENT EVENTS

Management has evaluated subsequent events and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the period ending December 31, 2024, except as disclosed below.

Debt Agreement

On February 26, 2025, the Company entered into two Loan and Security Agreements the (“Loan Agreements”) with Itria Ventures LLC (the “Lender”). Pursuant to the Loan Agreements, the Lender provided the Company with term loans in the principal amounts of

$1,100,000 and $900,000 (the “Loans”). The Loans bear interest at a rate of 18.00% per year (subject to increases upon an event of default) and are payable on a monthly basis in 12 equal installments, maturing on February 26, 2026. The Company may prepay the Loans in full at any time during the term, subject to a prepayment fee equal to 1.5% of the unpaid principal balance.

The Loans are secured by substantially all of the Company’s assets. The Loan Agreements contain similar covenants to those contained in other loan and security agreements between the Company and the Lender including, but not limited to, covenants relating to use of proceeds and information rights. In addition, the Loan Agreements contain certain customary negative covenants including that the Company may incur no additional indebtedness other than certain permitted indebtedness.

The Loan Agreements also contain customary events of default, including, but not limited to, upon non-payment, material adverse changes, and bankruptcy. Upon the occurrence of an event of default, interest will accrue at a rate of 23.00% per year and the Lender may declare the outstanding principal and accrued interest immediately due and payable.